Expense Example, No Redemption {- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-09 - Fidelity Advisor® Capital Development Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Capital Development Fund-Destiny Class A
Expense Example, No Redemption:
1 Year	$ 658
3 Years	834
5 Years	1,024
10 Years	1,575
Fidelity Advisor Capital Development Fund-Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Capital Development Fund-Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	2,148
Fidelity Advisor Capital Development Fund-Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894